Employee benefits - Summary of Expenses for Bank's Principal Plans (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Increase (decrease) in other comprehensive income related to employee benefits	$ (475)	$ (236)	$ 212	$ (1,171)	$ 315
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	73	71	83	220	249
Interest on net defined benefit (asset) liability	(1)	1	2	(2)	6
Other	4	4	3	12	9
Defined benefit expense	76	76	88	230	264
Defined contribution expense	15	15	10	44	30
Increase (decrease) in other comprehensive income related to employee benefits	(433)	(219)	223	(1,047)	288
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	(1)	7	7	13	(170)
Interest on net defined benefit (asset) liability	13	13	11	39	36
Other	(7)	1	(5)	(5)	(8)
Defined benefit expense	5	21	13	47	(142)
Defined contribution expense	3			3
Increase (decrease) in other comprehensive income related to employee benefits	$ (42)	$ (17)	$ (11)	$ (124)	$ 27